SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value of warrants (Details)	Dec. 31, 2022 Y $ / shares shares	Mar. 31, 2022 $ / shares Y shares	Nov. 10, 2021 $ / shares Y shares	May 13, 2021 $ / shares Y shares	Mar. 31, 2021 Y $ / shares shares	Feb. 10, 2021 Y $ / shares shares	Aug. 13, 2020 shares	Aug. 04, 2020 $ / shares Y shares	Jun. 21, 2020 shares	Jul. 21, 2019 shares	Jun. 21, 2019 shares	Jun. 20, 2019 Y $ / shares shares
SeriesWarrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares										133,602	133,603
SeriesWarrants [Member] | June 20, 2019 [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	2,590	2,590			6,993							133,602
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares									111,632	111,632	111,632
Series B Warrants [Member] | June 20, 2019 [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares												111,632
Placement agent warrants [Member] | June 20, 2019 [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	14,251	14,251			14,251							14,251
Placement agent warrants [Member] | February 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	38,044	38,044			38,044	38,044
Placement agent warrants [Member] | May 13, 2021 [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	41,490	41,490		41,490
Placement agent warrants [Member] | November 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	55,148	55,148	55,148
Placement agent warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares											14,251
Underwriter Warrant [Member] | August 4, 2020 [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	31,808	31,808			31,808		56,800	56,800
ROFR Warrants [Member] | February 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	15,218	15,218			15,218	15,218
Investor Warrants [Member] | May 13, 2021 [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	553,192	553,192		553,192
Investor Warrants [Member] | November 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	5,310,763	5,335,763	5,335,763
Exercise price [Member] | SeriesWarrants [Member] | June 20, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	5.00	5.00			5.00							37.20
Exercise price [Member] | Series B Warrants [Member] | June 20, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input												37.20
Exercise price [Member] | Placement agent warrants [Member] | June 20, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	5.00	5.00			5.00							33.80
Exercise price [Member] | Placement agent warrants [Member] | February 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	13.80	13.80			13.80	13.80
Exercise price [Member] | Placement agent warrants [Member] | May 13, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	10.50	10.50		10.50
Exercise price [Member] | Placement agent warrants [Member] | November 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	6.80	6.80	6.80
Exercise price [Member] | Underwriter Warrant [Member] | August 4, 2020 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	6.30	6.30			6.30			6.30
Exercise price [Member] | ROFR Warrants [Member] | February 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	17.30	17.30			17.30	17.30
Exercise price [Member] | Investor Warrants [Member] | May 13, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	10.50	10.50		10.50
Exercise price [Member] | Investor Warrants [Member] | November 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	1.13	1.13	1.13
Stock price [Member] | SeriesWarrants [Member] | June 20, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.09	2.30			14.00							28.00
Stock price [Member] | Series B Warrants [Member] | June 20, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input												28.00
Stock price [Member] | Placement agent warrants [Member] | June 20, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.09	2.30			14.00							28.00
Stock price [Member] | Placement agent warrants [Member] | February 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.09	2.30			14.00	16.30
Stock price [Member] | Placement agent warrants [Member] | May 13, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.09	2.30		7.20
Stock price [Member] | Placement agent warrants [Member] | November 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.09	2.30	6.70
Stock price [Member] | Underwriter Warrant [Member] | August 4, 2020 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.09	2.30			14.00			5.10
Stock price [Member] | ROFR Warrants [Member] | February 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.09	2.30			14.00	16.30
Stock price [Member] | Investor Warrants [Member] | May 13, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.09	2.30		7.20
Stock price [Member] | Investor Warrants [Member] | November 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.09	2.30	6.70
Expected term [Member] | SeriesWarrants [Member] | June 20, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y	0.47	1.22			2.22							4
Expected term [Member] | Series B Warrants [Member] | June 20, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y												1
Expected term [Member] | Placement agent warrants [Member] | June 20, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y	0.47	1.22			2.22							4
Expected term [Member] | Placement agent warrants [Member] | February 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y	3.12	3.87			4.87	5
Expected term [Member] | Placement agent warrants [Member] | May 13, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y	3.37	4.12		5
Expected term [Member] | Placement agent warrants [Member] | November 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y	3.86	4.62	5
Expected term [Member] | Underwriter Warrant [Member] | August 4, 2020 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y	2.59	3.35			4.35			5
Expected term [Member] | ROFR Warrants [Member] | February 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y	3.12	3.87			4.87	5
Expected term [Member] | Investor Warrants [Member] | May 13, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y	3.37	4.12		5
Expected term [Member] | Investor Warrants [Member] | November 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y	3.86	4.62	5
Risk free interest rate [Member] | SeriesWarrants [Member] | June 20, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	2.22	1.77			0.20							1.77
Risk free interest rate [Member] | Series B Warrants [Member] | June 20, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input												1.91
Risk free interest rate [Member] | Placement agent warrants [Member] | June 20, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	2.22	1.77			0.20							1.77
Risk free interest rate [Member] | Placement agent warrants [Member] | February 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.21	2.44			0.88	0.46
Risk free interest rate [Member] | Placement agent warrants [Member] | May 13, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.18	2.43		0.84
Risk free interest rate [Member] | Placement agent warrants [Member] | November 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.12	2.43	1.23
Risk free interest rate [Member] | Underwriter Warrant [Member] | August 4, 2020 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.35	2.44			0.73			0.19
Risk free interest rate [Member] | ROFR Warrants [Member] | February 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.21	2.44			0.88	0.46
Risk free interest rate [Member] | Investor Warrants [Member] | May 13, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.18	2.43		0.84
Risk free interest rate [Member] | Investor Warrants [Member] | November 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.12	2.43	1.23
Volatility [Member] | SeriesWarrants [Member] | June 20, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	122	123			132							86
Volatility [Member] | Series B Warrants [Member] | June 20, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input												91
Volatility [Member] | Placement agent warrants [Member] | June 20, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	122	123			132							86
Volatility [Member] | Placement agent warrants [Member] | February 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	122	123			132	132
Volatility [Member] | Placement agent warrants [Member] | May 13, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	122	123		131
Volatility [Member] | Placement agent warrants [Member] | November 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	122	123	126
Volatility [Member] | Underwriter Warrant [Member] | August 4, 2020 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	122	123			132			129
Volatility [Member] | ROFR Warrants [Member] | February 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	122	123			132	132
Volatility [Member] | Investor Warrants [Member] | May 13, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	122	123		131
Volatility [Member] | Investor Warrants [Member] | November 10, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	122	123	126